Investments in subsidiary undertakings, joint ventures and associates - Financial position (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position:
Total assets	$ 181,876	$ 174,066
Shareholders' equity	17,492	17,823
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	5,772	4,751	$ 5,514	$ 7,170
Financial liabilities (excluding trade and other payables and provisions)	11,269	13,105
Mainland China joint venture
Statement of financial position:
Total assets	36,344	33,271
Liabilities (including non-controlling interest)	34,452	32,005
Shareholders' equity	1,892	1,266
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	1,374	868
Financial liabilities (excluding trade and other payables and provisions)	$ 1,835	$ 1,198